UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2009
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               07/16/2009
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  62
                                                 --------------------

Form 13F Information Table Value Total:                $134,563
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2937    54400 SH       SOLE                    54400
Advance Auto Parts             COM              00751Y106     3432    84775 SH       SOLE                    84775
Alliance Data Systems          COM              018581108      646    10000 SH       SOLE                    10000
Amdocs Ltd                     COM              G02602103     2435    85350 SH       SOLE                    85350
Ameren Corp                    COM              023608102     1307    46775 SH       SOLE                    46775
American Electric Power        COM              025537101     1465    42120 SH       SOLE                    42120
Bank of America Corp           COM              060505104      161    10700 SH       SOLE                    10700
CVS Caremark                   COM              126650100     3031    94100 SH       SOLE                    94100
Cardinal Health                COM              14149y108     2121    65775 SH       SOLE                    65775
CareFusion Corp                COM              14170t101      818    32712 SH       SOLE                    32712
ChevronTexaco Corp             COM              166764100     1424    18490 SH       SOLE                    18490
Cisco Systems Inc              COM              17275r102     5281   220600 SH       SOLE                   220600
ConAgra                        COM              205887102     1849    80200 SH       SOLE                    80200
Dover Corp.                    COM              260003108     2129    51175 SH       SOLE                    51175
ENSCO Intl                     COM              29358q109     3658    91575 SH       SOLE                    91575
Family Dollar Stores           COM              307000109      498    17900 SH       SOLE                    17900
FirstEnergy Corp               COM              337932107     1253    26970 SH       SOLE                    26970
General Dynamics               COM              369550108     2185    32050 SH       SOLE                    32050
General Electric               COM              369604103     1137    75130 SH       SOLE                    75130
Gilead Sciences                COM              375558103      524    12120 SH       SOLE                    12120
Goldman Sachs                  COM              38141g104     5200    30800 SH       SOLE                    30800
Halliburton Co                 COM              406216101     4231   140600 SH       SOLE                   140600
Hess Corp                      COM              42809h107     1143    18900 SH       SOLE                    18900
Hewlett - Packard              COM              428236103     3041    59035 SH       SOLE                    59035
Int'l Business Mach.           COM              459200101     4732    36150 SH       SOLE                    36150
Intel Corp.                    COM              458140100     1760    86260 SH       SOLE                    86260
Johnson & Johnson              COM              478160104     3645    56585 SH       SOLE                    56585
KBR Inc.                       COM              48242w106     4186   220300 SH       SOLE                   220300
KeyCorp                        COM              493267108      612   110257 SH       SOLE                   110257
L-3 Communications             COM              502424104      969    11150 SH       SOLE                    11150
Lincoln National               COM              534187109      921    37000 SH       SOLE                    37000
Lockheed Martin                COM              539830109     2807    37250 SH       SOLE                    37250
MEMC Electronic Materials      COM              552715104      234    17200 SH       SOLE                    17200
Marathon Oil                   COM              565849106     3463   110925 SH       SOLE                   110925
Microsoft                      COM              594918104     4846   159000 SH       SOLE                   159000
National Oilwell Varco         COM              637071101      474    10750 SH       SOLE                    10750
Newmont Mining                 COM              651639106     3733    78900 SH       SOLE                    78900
Northern Trust                 COM              665859104     2989    57050 SH       SOLE                    57050
Pepco Holdings                 COM              713291102     1468    87150 SH       SOLE                    87150
Pepsico Inc.                   COM              713448108     3346    55030 SH       SOLE                    55030
Procter & Gamble               COM              742718109     2481    40920 SH       SOLE                    40920
Research In Motion             COM              760975102     2769    41000 SH       SOLE                    41000
Scana Corp                     COM              80589m102     1421    37710 SH       SOLE                    37710
Schwab                         COM              808513105      376    20000 SH       SOLE                    20000
State Street Corp              COM              857477103     5164   118600 SH       SOLE                   118600
Supervalu                      COM              868536103      409    32200 SH       SOLE                    32200
Tidewater Inc                  COM              886423102     3376    70400 SH       SOLE                    70400
US Natural Gas Fund            COM              912318102      655    65000 SH       SOLE                    65000
United Health Group            COM              91324P102     1207    39600 SH       SOLE                    39600
Verizon Comm.                  COM              92343v104      374    11300 SH       SOLE                    11300
Waste Management               COM              94106L109     3072    90850 SH       SOLE                    90850
Wells Fargo                    COM              949746101     5722   212000 SH       SOLE                   212000
Zimmer Holdings                COM              98956P102     4820    81550 SH       SOLE                    81550
Simon Property Group           COM              828806109      527     6600 SH       SOLE                     6600
Bank of NY 6.875%              PRD              09656g201     1916    73700 SH       SOLE                    73700
FPC Capital I 7.10%            PRD              302552203      642    25200 SH       SOLE                    25200
Harris Pref 7.375%             PRD              414567206     1368    59700 SH       SOLE                    59700
Highwoods Prop 8.0%            PRD              431284306      778    31480 SH       SOLE                    31480
Key IX 6.75%                   PRD              49327Q204     2298   119071 SH       SOLE                   119071
MBNA Corp.  8.10%              PRD              55270b201      262    10625 SH       SOLE                    10625
Repsol 7.45%                   PRD              G7513k103     1790    70900 SH       SOLE                    70900
Ryl Bk Scotland 7.25%          PRD              780097879     1044    72300 SH       SOLE                    72300